Important Information Regarding
the Federated Hermes Funds

SUPPLEMENT TO CURRENT PROSPECTUSES
With respect to “Appendix B: Sales Charge Waivers and Exchange Features for Shareholders Purchasing Through Certain Financial Intermediaries” (“Appendix B”), the disclosure for Ameriprise Financial is hereby deleted in its entirety and replaced with the below disclosure. No other changes apply to Appendix B, and, accordingly, the disclosures provided for other financial intermediaries listed on Appendix B remain unchanged.
Ameriprise Financial
Effective November 1, 2024, the following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
■ Transaction size breakpoints, as described in this prospectus or the SAI.
■ Rights of accumulation (ROA), as described in this prospectus or the SAI.
■ Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
■ shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■ shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
■ shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■ shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■ shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■ shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■ redemptions due to death or disability of the shareholder
■ shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■ redemptions made in connection with a return of excess contributions from an IRA account
■ shares purchased through a Right of Reinstatement (as defined above)
■ redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

The Federated Hermes Funds include all of the following registrants (including any of their portfolios and/or share classes):
FEDERATED HERMES ADVISER SERIES
Federated Hermes SDG Engagement Equity Fund
Federated Hermes International Equity Fund
Federated Hermes MDT Large Cap Value Fund
Federated Hermes MDT Market Neutral Fund
FEDERATED HERMES EQUITY FUNDS
Federated Hermes Clover Small Value Fund
Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Kaufmann Fund
Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Kaufmann Small Cap Fund
Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes Prudent Bear Fund
Federated Hermes Strategic Value Dividend Fund
FEDERATED HERMES EQUITY INCOME FUND, INC.
FEDERATED HERMES FIXED INCOME SECURITIES, INC.
Federated Hermes Strategic Income Fund
FEDERATED HERMES GLOBAL ALLOCATION FUND
FEDERATED HERMES SUSTAINABLE HIGH-YIELD BOND FUND, INC.
FEDERATED HERMES HIGH YIELD TRUST
Federated Hermes Opportunistic High Yield Bond Fund
FEDERATED HERMES INCOME SECURITIES TRUST
Federated Hermes Capital Income Fund
Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Fund for U.S. Government Securities
Federated Hermes Inflation Protected Securities Fund
Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Short-Term Income Fund
FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Federated Hermes Short-Intermediate Municipal Fund
FEDERATED HERMES INTERMEDIATE MUNICIPAL TRUST
Federated Hermes Intermediate Municipal Fund

FEDERATED HERMES INDEX TRUST
Federated Hermes Max-Cap Index Fund
FEDERATED HERMES INSTITUTIONAL TRUST
Federated Hermes Institutional High Yield Bond Fund
FEDERATED HERMES INTERNATIONAL SERIES, INC.
Federated Hermes Global Total Return Bond Fund
FEDERATED HERMES INVESTMENT SERIES FUNDS, INC.
Federated Hermes Corporate Bond Fund
FEDERATED HERMES MDT SERIES
Federated Hermes MDT All Cap Core Fund
Federated Hermes MDT Balanced Fund
Federated Hermes MDT Large Cap Growth Fund
Federated Hermes MDT Small Cap Core Fund
Federated Hermes MDT Small Cap Growth Fund
FEDERATED HERMES MUNICIPAL BOND FUND, INC.
FEDERATED HERMES TOTAL RETURN SERIES, INC.
Federated Hermes Core Bond Fund
Federated Hermes Total Return Bond Fund
FEDERATED HERMES WORLD INVESTMENT SERIES, INC.
Federated Hermes Emerging Market Debt Fund
Federated Hermes International Leaders Fund
Federated Hermes International Small-Mid Company Fund
October 23, 2024

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456890 (10/24)
© 2024 Federated Hermes, Inc.